Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Long-term Debt	¥ 5,209,723	¥ 4,427,046
Weighted average rate	2.40%	1.30%
Fixed rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 666,764	¥ 545,320
Weighted average rate	1.60%	1.30%
Minimum maturity date	2025	2023
Maximum maturity date	2083	2082
Floating rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 2,448,488	¥ 2,076,802
Weighted average rate	2.80%	1.10%
Minimum maturity date	2024	2023
Maximum maturity date	2077	2077
Fixed rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 323,653	¥ 322,411
Weighted average rate	0.80%	0.80%
Minimum maturity date	2025	2023
Maximum maturity date	2083	2082
Floating rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 295,625	¥ 296,230
Weighted average rate	2.00%	0.80%
Minimum maturity date	2026	2023
Maximum maturity date	2077	2077
Unsecured bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 1,175,087	¥ 997,654
Weighted average rate	2.00%	1.60%
Minimum maturity date	2024	2024
Maximum maturity date	2081	2081
Unsecured notes under medium-term note program
Debt Instrument [Line Items]
Long-term Debt	¥ 149,535	¥ 32,279
Weighted average rate	3.70%	4.10%
Minimum maturity date	2025	2023
Maximum maturity date	2029	2027
Payables under securitized loan receivables and investment in securities
Debt Instrument [Line Items]
Long-term Debt	¥ 150,571	¥ 156,350
Weighted average rate	5.50%	3.10%
Minimum maturity date	2024	2033
Maximum maturity date	2051	2043